Fair Value Measurements - Schedule of Significant Assumptions Valuing of Fair Value (Details) - Warrants [Member]		Dec. 31, 2024	Dec. 31, 2023
Expected volatility [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	130
Expected volatility [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			85
Expected volatility [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			90
Equivalent term [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	2.825
Equivalent term [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			4.04
Equivalent term [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			4.65
Risk-free rate [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	4.27
Risk-free rate [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			3.84
Risk-free rate [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			3.9
Dividend yield [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	0
Dividend yield [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			0
Dividend yield [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			0
Stock price [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	1.94
Stock price [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			0.44
Stock price [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			0.44
Strike price [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input	[1]	287.5
Strike price [Member] | Minimum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			0.5
Strike price [Member] | Maximum [Member]
Schedule of Significant Assumptions Valuing of Fair Value [Line Items]
Measurement input			11.5

[1]	the only liability classified warrants that were outstanding as of December 31, 2024, were the Private and PIPE warrants. These warrants are valued using the same inputs into a black-scholes standard option pricing model and therefore, there is no range of inputs.